INTERESTS IN ASSOCIATES - Reconciliation of changes in interest in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in interest in associates
Balance at the beginning of the period	$ 2,566	$ 4,092
Investment in new affiliates		612
Add: Share of profit of associates	189
Less: Dividends received from the associates	(302)	(427)
Less: Disposal of associates		(2,038)
Exchange difference	(120)	327
Balance at the end of the period	$ 2,333	$ 2,566